UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, New York 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 326-3597

Date of fiscal year end:        December 31, 2011

Date of reporting period:       December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Progressive
Return Fund

Annual Report
December 31, 2011

CONTENTS

Portfolio Summary	1

Summary Schedule of Investments	2

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Report of Independent Registered Public Accounting Firm	14

Tax Information	15

Additional Information Regarding the Fund’s Trustees and Corporate Officers	16

Description of Dividend Reinvestment Plan	19

Proxy Voting and Portfolio Holdings Information	21

Privacy Policy Notice	22

Summary of General Information	25

Shareholder Information	25

Cornerstone Progressive Return Fund Portfolio Summary – as of December 31, 2011 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	92.8
Information Technology	1.2
Energy	1.1
Health Care	0.8
Financials	0.6
Industrials	0.6
Consumer Staples	0.5
Consumer Discretionary	0.4
Materials	0.1
Utilities	0.1
Other	1.8

TOP TEN HOLDINGS, BY ISSUER
	Holding	Sector	Percent of Net Assets
1.	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	Closed-End Funds	4.9
2.	Eaton Vance Risk-Managed Diversified Equity Income Fund	Closed-End Funds	4.8
3.	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	Closed-End Funds	4.8
4.	Eaton Vance Tax-Managed Diversified Equity Income Fund	Closed-End Funds	4.6
5.	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	Closed-End Funds	4.0
6.	BlackRock Enhanced Capital & Income Fund, Inc.	Closed-End Funds	3.2
7.	Eaton Vance Enhanced Equity Income Fund II	Closed-End Funds	3.2
8.	Morgan Stanley China A Share Fund, Inc.	Closed-End Funds	3.1
9.	BlackRock Enhanced Equity Dividend Trust	Closed-End Funds	3.0
10.	Eaton Vance Enhanced Equity Income Fund	Closed-End Funds	2.7

Cornerstone Progressive Return Fund Summary Schedule of Investments – December 31, 2011

Description	No. of Shares	Value
EQUITY SECURITIES – 98.16%
CLOSED-END FUNDS – 92.81%
CONVERTIBLE SECURITIES – 3.33%
Advent Claymore Convertible Securities and Income Fund	37,564	$553,318
Advent/Claymore Global Convertible Securities & Income Fund	126,327	795,860
AGIC Equity & Convertible Income Fund	56,110	875,316
Other Convertible Securities (a)		383,792
		2,608,286
CORE - 1.33%
BlackRock Equity Dividend Trust	49,444	447,963
Source Capital, Inc.	10,000	469,800
Other Core (a)		128,371
		1,046,134
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED – 3.67%
Federated Enhanced Treasury Income Fund	59,077	847,755
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	122,194	1,540,866
Western Asset/Claymore Inflation-Linked Securities & Income Fund	38,779	490,167
Other Corporate Debt Funds Investment Grade-Rated (a)		25
		2,878,813
DEVELOPED MARKET - 1.49%
Japan Smaller Capitalization Fund, Inc.	162,524	1,166,922

Description	No. of Shares	Value
EMERGING MARKETS – 0.97%
First Trust/Aberdeen Emerging Opportunity Fund	25,481	$454,071
Other Emerging Markets (a)		307,373
		761,444
EMERGING MARKETS DEBT – 0.08%
Total Emerging Markets Debt (a)		64,625

FLEXIBLE INCOME – 4.89%
Putnam Master Intermediate Income Trust	100,567	510,880
Putnam Premier Income Trust	207,801	1,078,487
Zweig Total Return Fund, Inc. (The)	648,533	1,965,055
Other Flexible Income (a)		279,638
		3,834,060
GENERAL MUNICIPAL LEVERAGED – 1.01%
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	48,070	795,559

GLOBAL – 4.45%
Clough Global Equity Fund	44,069	530,150
Clough Global Opportunities Fund	45,014	475,798
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	59,200	1,006,400
Other Global (a)		1,474,036
		3,486,384
GLOBAL INCOME – 0.43%
Other Global Income (a)		336,502

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Summary Schedule of Investments – December 31, 2011 (continued)

Description	No. of Shares	Value
HIGH CURRENT YIELD (LEVERAGED) – 0.44%
Other High Current Yield (Leveraged) (a)		$348,382

INCOME & PREFERRED STOCK – 1.12%
Calamos Strategic Total Return Fund	89,438	746,807
Other Income & Preferred Stock (a)		135,174
		881,981
LOAN PARTICIPATION – 11.48%
Apollo Senior Floating Rate Fund, Inc.	32,771	524,664
BlackRock Floating Rate Income Strategies Fund, Inc.	47,461	634,079
BlackRock Floating Rate Income Trust	65,790	886,191
Eaton Vance Floating-Rate Income Trust	108,368	1,542,077
Eaton Vance Senior Floating-Rate Trust	124,894	1,795,976
Eaton Vance Senior Income Trust	98,935	646,046
Invesco Van Kampen Dynamic Credit Opportunities Fund	110,514	1,168,133
Invesco Van Kampen Senior Income Trust	254,017	1,087,193
Other Loan Participation (a)		722,705
		9,007,064
OPTION ARBITRAGE/OPTIONS STRATEGIES – 50.08%
BlackRock Enhanced Capital & Income Fund, Inc.	202,852	2,495,080
BlackRock Enhanced Equity Dividend Trust	332,916	2,353,716

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES – (continued)
BlackRock Global Opportunities Equity Trust	105,197	$1,389,652
BlackRock International Growth and Income Trust	270,543	1,937,088
Cohen & Steers Global Income Builder, Inc.	84,369	784,632
Eaton Vance Enhanced Equity Income Fund	208,336	2,120,860
Eaton Vance Enhanced Equity Income Fund II	243,653	2,487,697
Eaton Vance Risk-Managed Diversified Equity Income Fund	361,450	3,777,153
Eaton Vance Tax-Managed Buy-Write Income Fund	147,258	1,890,793
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	264,757	3,102,952
Eaton Vance Tax-Managed Diversified Equity Income Fund	407,200	3,611,864
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	367,136	3,774,158
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	467,796	3,859,317
Nuveen Equity Premium Advantage Fund	76,057	871,613
Nuveen Equity Premium and Growth Fund	40,216	485,407
Nuveen Equity Premium Income Fund	118,860	1,328,855
Nuveen Equity Premium Opportunity Fund	166,495	1,901,373
Other Option Arbitrage/Options Strategies (a)		1,110,834
		39,283,044

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Summary Schedule of Investments – December 31, 2011 (concluded)

Description	No. of Shares	Value
PACIFIC EX JAPAN – 3.06%
Morgan Stanley China A Share Fund, Inc.	123,933	$2,398,104

REAL ESTATE – 1.96%
CBRE Clarion Global Real Estate Income Fund	114,937	786,169
Other Real Estate (a)		746,788
		1,532,957
SECTOR EQUITY – 2.99%
BlackRock EcoSolutions Investment Trust	70,379	550,364
ING Risk Managed Natural Resources Fund	72,416	825,542
Nuveen MLP & Strategic Equity Fund, Inc.	36,506	623,522
Other Sector Equity (a)		348,218
		2,347,646
VALUE – 0.03%
Total Value (a)		21,032

TOTAL CLOSED-END FUNDS		72,798,939

CONSUMER DISCRETIONARY – 0.41%
Other Consumer Discretionary (a)		322,938

CONSUMER STAPLES – 0.53%
Total Consumer Staples (a)		418,320

ENERGY – 1.05%
Chevron Corporation	5,000	532,000
Other Energy (a)		291,480
		823,480
FINANCIALS – 0.63%
Other Financials (a)		494,030

HEALTH CARE – 0.75%
Other Health Care (a)		587,170

Description	No. of Shares	Value
INDUSTRIALS – 0.59%
Other Industrials (a)		$459,134

INFORMATION TECHNOLOGY – 1.20%
International Business Machines Corporation	3,000	551,640
Other Information Technology (a)		384,750
		936,390
MATERIALS – 0.11%
Total Materials (a)		82,336

UTILITIES – 0.08%
Total Utilities (a)		66,000

TOTAL EQUITY SECURITIES
(cost - $81,849,724)		76,988,737

SHORT-TERM INVESTMENT – 2.28%
MONEY MARKET FUND – 2.28%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $1,788,495)	1,788,495	1,788,495

TOTAL INVESTMENTS – 100.44%
(cost - $83,638,219)		78,777,232

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.44)%		(342,601)

NET ASSETS – 100.00%		$78,434,631

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2011.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Assets and Liabilities – December 31, 2011

ASSETS
Investments, at value (cost – $83,638,219)	$78,777,232
Cash	80,375
Receivables:
Investments sold	490,548
Dividends	184,450
Prepaid expenses	1,312
Total Assets	79,533,917

LIABILITIES
Payables:
Securities purchased	956,320
Investment management fees	66,719
Trustees’ fees	16,008
Fund Accounting fees	3,822
Other accrued expenses	56,417
Total Liabilities	1,099,286

NET ASSETS (applicable to 15,694,704 shares of common shares of beneficial interest)	$78,434,631

NET ASSET VALUE PER SHARE ($78,434,631 ÷ 15,694,704)	$5.00

NET ASSETS CONSISTS
Paid-in capital	$106,455,811
Accumulated net realized loss on investments	(23,160,193)
Net unrealized depreciation in value of investments	(4,860,987)
Net assets applicable to shares outstanding	$78,434,631

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Operations – for the Year Ended December 31, 2011

INVESTMENT INCOME
Income:
Dividends from investments	$2,552,528

Expenses:
Investment management fees	730,851
Trustees’ fees and expenses	77,031
Administration fees	73,103
Accounting fees	47,502
Legal and audit fees	46,340
Printing	27,902
Custodian fees	22,909
Transfer agent fees	16,553
Stock exchange listing fees	9,760
Insurance	4,181
Miscellaneous	4,512
Total Expenses	1,060,644
Less: Fees paid indirectly	(112,565)
Net Expenses	948,079
Net Investment Income	1,604,449

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	6,132,720
Capital gain distributions from regulated investment companies	183,780
Net change in unrealized appreciation/(depreciation) in value of investments	(9,533,087)
Net realized and unrealized loss on investments	(3,216,587)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,612,138)

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Statement of Changes in Net Assets

	For the Years Ended December 31,
	2011	2010

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,604,449	$1,181,604
Net realized gain from investments	6,316,500	10,392,546
Net change in unrealized appreciation/(depreciation) in value of investments	(9,533,087)	(795,580)

Net increase/(decrease) in net assets resulting from operations	(1,612,138)	10,778,570

Dividends and distributions to shareholders:
Net investment income	(7,920,949)	(10,660,166)
Return-of-capital	(8,194,697)	(3,769,736)

Total dividends and distributions to shareholders	(16,115,646)	(14,429,902)

Transactions in common share of beneficial interest:
Proceeds from rights offering of 6,254,468 and 0 shares of newly issued common stock, respectively	40,591,497	—
Offering expenses associated with rights offering	(82,220)	—
Proceeds from 65,407 and 27,803 shares newly issued in reinvestment of dividends and distributions, respectively	376,140	189,938

Net increase in net assets from capital stock transactions	40,885,417	189,938

Total increase/(decrease)in net assets	23,157,633	(3,461,394)

NET ASSETS
Beginning of year	55,276,998	58,738,392
End of year	$78,434,631	$55,276,998

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,				For the Period Sept. 10, 2007* through
	2011	2010	2009	2008	Dec. 31, 2007
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period	$5.90	$6.28	$7.16	$14.10	$14.96	^
Net investment income #	0.12	0.13	0.16	0.16	0.06
Net realized and unrealized gain/(loss) on investments	(0.11)	1.03	1.42	(4.64)	(0.35)
Net increase/(decrease) in net assets resulting from operations	0.01	1.16	1.58	(4.48)	(0.29)

Dividends and distributions to shareholders:
Net investment income	(0.61)	(1.14)	(0.16)	(0.16)	(0.06)
Net realized capital gains	—	—	—	—	(0.15)
Return-of-capital	(0.63)	(0.40)	(2.30)	(2.30)	(0.41)
Total dividends and distributions to shareholders	(1.24)	(1.54)	(2.46)	(2.46)	(0.62)

Transactions in common shares of beneficial interest:
Anti-dilutive effect due to shares issued:
Rights offering	0.31	—	—	—	0.05
Reinvestment of dividends and distributions	0.02	— +	—	—	—
Total transactions in common shares of beneficial interest	0.33	—	—	—	0.05

Net asset value, end of period	$5.00	$5.90	$6.28	$7.16	$14.10
Market value, end of period	$6.04	$7.46	$8.90	$7.10	$16.75
Total investment return (a)	(2.12)%	4.73%	65.40%	(47.53)%	16.02	%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$78,435	$55,277	$58,738	$66,811	$131,628
Ratio of expenses to average net assets, net of fee waivers, if any (c)(d)	1.30%	1.47%	1.39%	1.25%	1.29	%(e)
Ratio of expenses to average net assets, excluding fee waivers, if any (d)(f)	1.45%	1.61%	1.54%	1.32%	1.42	%(e)
Ratio of expenses to average net assets, net of fee waivers, if any (d)(f)	1.45%	1.61%	1.54%	1.32%	1.42	%(e)
Ratio of net investment income to average net assets	2.20%	2.20%	2.54%	1.48%	1.46	%(e)
Portfolio turnover rate	112.69%	117.45%	115.99%	20.19%	6.77	%(b)

*	Commencement of operations.
^	Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund’s initial public offering.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01
(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses are net of fees paid indirectly.
(d)	Expenses do not include expenses of investment companies in which the Fund invests.
(e)	Annualized.
(f)	Expenses exclude the reduction for fees paid indirectly.

See accompanying notes to financial statements.

Cornerstone Progressive Return Fund Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the “Fund”) was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July 20, 2007. Its investment objective is to provide total return. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the closing price.

Readily marketable securities traded in the over-the- counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At December 31, 2011, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex Equities LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the year ended December 31, 2011, the Fund did not engage in derivative instruments and other hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2011, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2008 through 2010, and for the year ended December 31, 2011. There was no material impact to the financial statements.

Distributions to Shareholders: The Fund seeks to make a level distribution to its shareholders each month pursuant to a distribution policy adopted by the Board of Trustees (“Distribution Policy”). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s portfolio. The distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund’s shareholders each month. These distributions will not be tied to the Fund’s investment income and capital gains and will not represent yield or investment return on the Fund’s portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

Distribution Policy Risk: The Fund seeks to make monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$76,988,737	—
Short-Term Investments	1,788,495	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$78,777,232	—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Summary Schedule of Investments.

During the year ended December 31, 2011 the Fund did not have any transfers in and out of any Level.

Cornerstone Progressive Return Fund Notes to Financial Statements (continued)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2011.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact of ASU No. 2011-04 and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

In December 2011, FASB Issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Investment Manager is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $112,565 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerage arrangements.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2011, Cornerstone earned $730,851 for investment management services.

Administration Agreement

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Trustees. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

Fund Accounting Agreement

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Cornerstone Progressive Return Fund Notes to Financial Statements (concluded)

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2011, purchases and sales of securities, other than short-term investments, were $109,055,586 and $79,177,030, respectively.

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has unlimited common shares of beneficial interest authorized and has 15,694,704 shares outstanding at December 31, 2011. As of that date, two individuals that control Cornerstone owned [6,210] shares related to the initial issuance of the seed capital shares of the Fund. Transactions in common shares of beneficial interest for the year ended December 31, 2011 were as follows:

Shares at beginning of year	9,374,829
Shares newly issued from rights offering	6,254,468
Shares newly issued in reinvestment of dividends and distributions	65,407
Shares at end of year	15,694,704

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid to shareholders during the years ended December 31, for the Fund were as follows:

Ordinary Income		Return-of-Capital
2011	2010	2011	2010
$7,920,949	$10,660,166	$8,194,697	$3,769,736

At December 31, 2011 the components of accumulated deficit on a tax basis, for the Fund were as follows:

Capital loss carryforward	$(23,136,587)
Net unrealized depreciation	(4,884,593)
Total accumulated deficit	$(28,021,180)

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2011, the Fund decreased net investment loss by $6,316,500 and decreased paid-in capital by $6,316,500. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such loss.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized.

At December 31, 2011, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $23,136,587 which expires in 2017.

During the year ended December 31, 2011, the Fund utilized capital loss carryforwards of $6,225,515 to offset current year realized gains.

At December 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $83,661,825, $597,551, $(5,482,144), and $(4,884,593), respectively.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund, Inc. (the “Fund”), including the summary schedule of investments as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2011, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2012

2011 Tax Information (unaudited)

Cornerstone Progressive Return Fund (the “Fund”) is providing this notice along with Form 1099-DIV to assist its shareholders in the preparation of their 2011 calendar year U.S. federal income tax returns. The $16,115,646 in dividends and distributions paid to shareholders in respect of such year, is represented by $7,920,949 of ordinary income, and $8,194,697 of return-of-capital.

As indicated in this notice, a portion of the Fund’s distributions for 2011 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)

Payment Dates:	1/31/11	2/28/11	3/31/11	4/29/11	5/31/11	6/30/11
Ordinary Income(1)	$0.0506	$0.0506	$0.0506	$0.0506	$0.0506	$0.0506
Return-of-Capital(2)	0.0524	0.0524	0.0524	0.0524	0.0524	0.0524
Total:	$0.1030	$0.1030	$0.1030	$0.1030	$0.1030	$0.1030

Payment Dates:	7/29/11	8/31/11	9/30/11	10/31/11	11/30/11	12/30/11
Ordinary Income(1)	$0.0506	$0.0506	$0.0506	$0.0506	$0.0506	$0.0506
Return-of-Capital(2)	0.0524	0.0524	0.0524	0.0524	0.0524	0.0524
Total:	$0.1030	$0.1030	$0.1030	$0.1030	$0.1030	$0.1030

(1)
Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2)
Return-of-capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through 13.17% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keogh’s) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Additional Information Regarding the Fund’s Trustees
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since	Number of Portfolios in Fund Complex Overseen by Trustees
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Trustees and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3
Edwin Meese III (Dec. 1931)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Distinguished Fellow, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Senior Adviser, Revelation L.P.; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3
Scott B. Rogers (July 1955)	Trustee; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry; and President, ABCCM Doctor’s Medical Clinic; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3

Additional Information Regarding the Fund’s Trustees
and Corporate Officers (unaudited) (continued)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since	Number of Portfolios in Fund Complex Overseen by Trustees
Andrew A. Strauss (Nov. 1953)	Trustee; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys, Ashevelle and Hendersonville, NC; previous President of White Knight Healthcare, Inc. and LMV Leasing, Inc. a wholly owned subsidiary of Xerox Credit Corporation; Director of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3
Glenn W. Wilcox, Sr. (Dec. 1931)	Trustee; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board, Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Total Retrun Fund, Inc. and Cornerstone Strategic Value Fund, Inc.	2007	3

Additional Information Regarding the Fund’s Trustees
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer
Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc.
			2007, 2008, 2009
Frank J. Maresca (Oct. 1958)	Treasurer	Executive Vice President of Ultimus Fund Solutions, LLC (since March 2009); previous Executive Director, JP Morgan Chase & Co. (since June 2008); previous President of Bear Stearns Funds Management, Inc.; previous Senior Managing Director of Bear Stearns & Co., Inc.; Treasurer of Cornerstone Total Return Fund, Inc. and Cornerstone Strategic Value Fund, Inc. (since May 2009).	2009

*	The mailing address of each Trustee and/or Officer with respect to the Fund’s operation is 350 Jericho Turnpike, Suite 206, Jericho, NY 11753.

**
Designates a trustee who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Progressive Return Fund (the “Fund) operates a Dividend Reinvestment Plan (the “Plan”), sponsored and administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE Amex Equities LLC or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than its market price (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund’s Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

Description of Dividend Reinvestment Plan (unaudited) (concluded)

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number (888) 556-0422.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how Cornerstone Progressive Return Fund (the “Fund”) voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Privacy Policy (unaudited)

FACTS	WHAT DOES CORNERSTONE PROGRESSIVE RETURN FUND, (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:

• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.

Privacy Policy (unaudited) (continued)

Reasons we can share your personal information	Does the Cornerstone Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (513) 326 -3597.

What we do
Who is providing this notice?	Cornerstone Progressive Return Fund (the “Fund”)
How does the Fund and the Fund’s service providers, on the Fund’s behalf protect my personal information?
To protect your personal information from unauthorized access and use, we and our service providers use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund and the Fund’s service providers, on the Fund’s behalf collect my personal information?
We collect your personal information, for example, when you:

• open an account
• provide account information
• give us your contact information
• make a wire transfer

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Privacy Policy (unaudited) (concluded)

Why can’t I limit all sharing?
Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cornerstone Advisors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates, so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

Summary of General Information (unaudited)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE Amex Equities LLC. Its investment objective is to provide total return. The Fund is managed by Cornerstone Advisors, Inc.

Shareholder Information (unaudited)

The Fund is listed on the NYSE Amex Equities LLC (symbol “CFP”). The previous week’s net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF33.html under the designation “Cornerstone Prog Return (CFP)” and on the Barron’s website at http://online.barrons.com/mdc/public/page/2_3040-CEF33.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Progressive Return Fund may from time to time purchase its shares in the open market.

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Cornerstone Progressive Return Fund

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,500 and $14,500 with respect to the registrant's fiscal years ended December 31, 2011 and 2010, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,500 and $3,300 with respect to the registrant's fiscal years ended December 31, 2011 and 2010, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)
All Other Fees. $1,500 in fees was billed in with respect to the registrant's fiscal year ended December 31, 2011 related to the review of the registrant’s rights offering registration.  No amounts were billed with respect to the registrant's fiscal year ended December 31, 2010.

(e)(1)
Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-

approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)
During the fiscal years ended December 31, 2011 and 2010 aggregate non-audit fees of $5,000 and $3,300, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese, III, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011

Description	No. of Shares	Value
EQUITY SECURITIES - 98.16%
CLOSED-END FUNDS - 92.81%
CONVERTIBLE SECURITIES - 3.33%
Advent Claymore Convertible Securities and Income Fund	37,564	$553,318
Advent/Claymore Global Convertible Securities & Income Fund	126,327	795,860
AGIC Equity & Convertible Income Fund	56,110	875,316
Calamos Convertible and High Income Fund	33,200	383,792
		2,608,286
CORE - 1.33%
BlackRock Equity Dividend Trust	49,444	447,963
General American Investors Company, Inc.	3,500	87,185
Guggenheim Enhanced Equity Strategy Fund	200	3,206
Liberty All-Star Equity Fund	9,000	37,980
Source Capital, Inc.	10,000	469,800
		1,046,134
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 3.67%
Cutwater Select Income Fund	1	25
Federated Enhanced Treasury Income Fund	59,077	847,755
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	122,194	1,540,866
Western Asset/Claymore Inflation-Linked Securities & Income Fund	38,779	490,167
		2,878,813
DEVELOPED MARKET - 1.49%
Japan Smaller Capitalization Fund, Inc.	162,524	1,166,922

EMERGING MARKETS - 0.97%
First Israel Fund, Inc.	5,524	70,431
First Trust/Aberdeen Emerging Opportunity Fund	25,481	454,071
India Fund, Inc. (The)	10,400	198,016
Morgan Stanley Eastern Europe Fund, Inc.	2,892	38,926
		761,444
EMERGING MARKETS DEBT - 0.08%
Morgan Stanley Emerging Markets Debt Fund, Inc.	6,208	64,625

FLEXIBLE INCOME - 4.89%
Putnam Master Intermediate Income Trust	100,567	510,880

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
FLEXIBLE INCOME (Continued)
Putnam Premier Income Trust	207,801	$1,078,487
Wells Fargo Advantage Multi-Sector Income Fund	18,920	279,638
Zweig Total Return Fund, Inc. (The)	648,533	1,965,055
		3,834,060
GENERAL MUNICIPAL LEVERAGED - 1.01%
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	48,070	795,559

GLOBAL - 4.45%
Clough Global Allocation Fund	29,600	377,400
Clough Global Equity Fund	44,069	530,150
Clough Global Opportunities Fund	45,014	475,798
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	59,200	1,006,400
First Trust Active Dividend Income Fund (The)	32,295	270,632
Gabelli Global Multimedia Trust Inc.	35,993	224,596
GDL Fund (The)	34,679	409,212
Virtus Total Return Fund	47,297	165,540
Wells Fargo Advantage Global Dividend Opportunity Fund	3,512	26,656
		3,486,384
GLOBAL INCOME - 0.43%
Nuveen Global Government Enhanced Income Fund	22,058	312,341
Western Asset Variable Rate Strategic Fund Inc.	1,627	24,161
		336,502
HIGH CURRENT YIELD (LEVERAGED) - 0.44%
BlackRock Senior High Income Fund, Inc.	63,759	245,472
Helios Strategic Income Fund, Inc.	18,745	102,910
		348,382
INCOME & PREFERRED STOCK - 1.12%
Calamos Strategic Total Return Fund	89,438	746,807
Dividend and Income Fund, Inc.	24,466	83,918
Nuveen Tax-Advantaged Floating Rate Fund	25,003	51,256
		881,981

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
LOAN PARTICIPATION - 11.48%
Apollo Senior Floating Rate Fund Inc.	32,771	$524,664
BlackRock Defined Opportunity Credit Trust	4,800	59,760
BlackRock Diversified Income Strategies Fund, Inc.	30,547	290,197
BlackRock Floating Rate Income Strategies Fund, Inc.	47,461	634,079
BlackRock Floating Rate Income Strategies Fund II, Inc.	30,231	372,748
BlackRock Floating Rate Income Trust	65,790	886,191
Eaton Vance Floating-Rate Income Trust	108,368	1,542,077
Eaton Vance Senior Floating-Rate Trust	124,894	1,795,976
Eaton Vance Senior Income Trust	98,935	646,046
Invesco Van Kampen Dynamic Credit Opportunities Fund	110,514	1,168,133
Invesco Van Kampen Senior Income Trust	254,017	1,087,193
		9,007,064
OPTION ARBITRAGE/OPTIONS STRATEGIES - 50.08%
AGIC International & Premium Strategy Fund	26,200	259,118
BlackRock Enhanced Capital & Income Fund, Inc.	202,852	2,495,080
BlackRock Enhanced Equity Dividend Trust	332,916	2,353,716
BlackRock Global Opportunities Equity Trust	105,197	1,389,652
BlackRock International Growth and Income Trust	270,543	1,937,088
Cohen & Steers Global Income Builder, Inc.	84,369	784,632
Eaton Vance Enhanced Equity Income Fund	208,336	2,120,860
Eaton Vance Enhanced Equity Income Fund II	243,653	2,487,697
Eaton Vance Risk-Managed Diversified Equity Income Fund	361,450	3,777,153
Eaton Vance Tax-Managed Buy-Write Income Fund	147,258	1,890,793
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	264,757	3,102,952
Eaton Vance Tax-Managed Diversified Equity Income Fund	407,200	3,611,864
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	367,136	3,774,158
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	467,796	3,859,317
First Trust Enhanced Equity Income Fund	23,679	256,444

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
ING Global Advantage and Premium Opportunity Fund	10,704	$114,640
Madison Strategic Sector Premium Fund	17,100	181,944
Madison/Claymore Covered Call & Equity Strategy Fund	39,985	298,688
Nuveen Equity Premium Advantage Fund	76,057	871,613
Nuveen Equity Premium and Growth Fund	40,216	485,407
Nuveen Equity Premium Income Fund	118,860	1,328,855
Nuveen Equity Premium Opportunity Fund	166,495	1,901,373
		39,283,044
PACIFIC EX JAPAN - 3.06%
Morgan Stanley China A Share Fund, Inc.	123,933	2,398,104

REAL ESTATE - 1.96%
Alpine Global Premier Properties Fund	52,100	276,130
CBRE Clarion Global Real Estate Income Fund	114,937	786,169
Cohen & Steers Total Return Realty Fund, Inc.	1,800	21,438
LMP Real Estate Income Fund, Inc.	32,652	302,031
Neuberger Berman Real Estate Securities Income Fund Inc.	39,247	147,176
RMR Asia Pacific Real Estate Fund	1	13
		1,532,957
SECTOR EQUITY - 2.99%
BlackRock EcoSolutions Investment Trust	70,379	550,364
First Trust Specialty Finance and Finance Opportunities Fund	17,550	110,565
Gabelli Healthcare & WellnessRx Trust (The) *	22,831	163,013
ING Risk Managed Natural Resources Fund	72,416	825,542
Nuveen MLP & Strategic Equity Fund, Inc.	36,506	623,522
Petroleum & Resources Corporation	3,049	74,640
		2,347,646
VALUE - 0.03%
Nuveen Tax-Advantaged Total Return Strategy Fund	2,200	21,032

TOTAL CLOSED-END FUNDS		72,798,939

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 0.41%
Comcast Corporation - Class A	3,358	$79,618
DIRECTV Group, Inc. (The) - Class A *	4,000	171,040
Time Warner, Inc.	2,000	72,280
		322,938
CONSUMER STAPLES - 0.53%
Wal-Mart Stores, Inc.	7,000	418,320

ENERGY - 1.05%
Chevron Corporation	5,000	532,000
ConocoPhillips	4,000	291,480
		823,480
FINANCIALS - 0.63%
AFLAC, Inc.	2,000	86,520
American Express Company	3,000	141,510
JPMorgan Chase & Co.	8,000	266,000
		494,030
HEALTH CARE - 0.75%
Abbott Laboratories	3,000	168,690
Becton, Dickinson and Company	3,000	224,160
Cardinal Health, Inc.	2,000	81,220
Merck & Company, Inc.	3,000	113,100
		587,170
INDUSTRIALS - 0.59%
Emerson Electric Company	2,000	93,180
Union Pacific Corporation	2,000	211,880
United Technologies Corporation	2,108	154,074
		459,134
INFORMATION TECHNOLOGY - 1.20%
International Business Machines Corporation	3,000	551,640
Oracle Corporation	15,000	384,750
		936,390
MATERIALS - 0.11%
Freeport-McMoRan Copper & Gold, Inc.	2,238	82,336

UTILITIES - 0.08%
Duke Energy Corporation	3,000	66,000

TOTAL EQUITY SECURITIES (cost - $81,849,724)		76,988,737

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2011 (Continued)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 2.28%
MONEY MARKET FUND - 2.28%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $1,788,495)	1,788,495	$1,788,495

TOTAL INVESTMENTS - 100.44% (cost - $83,638,219)		78,777,232

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.44)%		(342,601)

NET ASSETS - 100.00%		$78,434,631

* Non-income producing security.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Cornerstone Progressive Return Fund, Inc.
Jericho, New York

We have audited the accompanying statement of assets and liabilities of the Cornerstone Progressive Return Fund, Inc. (the “Fund”), including the summary schedule of investments as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Progressive Return Fund as of December 31, 2011, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2011 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund’s management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 24, 2012

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)
All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as the portfolio manager since 2007. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.

(a)(2)
Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. As of December 31, 2011, net assets of Cornerstone Strategic Value Fund, Inc. were $88,110,759 and net assets of Cornerstone Total Return Fund, Inc. were $36,003,882. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3)
Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4)	The dollar range of equity securities in the registrant beneficially owned by the portfolio manager as of December 31, 2011 is as follows: Ralph W. Bradshaw: $10,001 - $50,000

(b)	Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 24, 2012

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	February 24, 2012

* Print the name and title of each signing officer under his or her signature.